COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2014	$ 817
2015	430
2016	314
2017	251
2018	250
2019 and thereafter	1,406
Total future minimum lease payments due	3,468
Rent expense	$ 1,077	$ 904	$ 1,019